Corporate Information - Additional Information (Detail) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2023 USD ($) Country Brand	Jun. 30, 2022 USD ($)	[1]	Dec. 31, 2022 USD ($) Employees
Disclosure Of Corporate Information [line items]
Revenue	$ 29,333	$ 28,027
Anheuser-Busch InBev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees				167,000
Number of countries where the entity operates | Country	50
Revenue				$ 57,800
Anheuser-Busch InBev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.